Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) (CAD)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,273	1,288
Interest cost	4,350	1,906
Expected return on plan assets	(4,160)	(1,785)
Amortization of net actuarial loss	23	2
Net benefit cost	3,486	1,411
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,602	803
Interest cost	1,508	606
Expected return on plan assets	(602)	0
Amortization of net actuarial loss	26	32
Net benefit cost	2,534	1,441